22. Provision for contingencies (Details 3) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
ProvisionForContingenciesLineItems [Line Items]
Guarantees	R$ 11,024	R$ 10,509
Tax [Member]
ProvisionForContingenciesLineItems [Line Items]
Guarantees	10,005	9,871
Labor [Member]
ProvisionForContingenciesLineItems [Line Items]
Guarantees	539	193
Civil And Other [Member]
ProvisionForContingenciesLineItems [Line Items]
Guarantees	480	445
Property And Equipment [Member]
ProvisionForContingenciesLineItems [Line Items]
Guarantees	854	853
Property And Equipment [Member] | Tax [Member]
ProvisionForContingenciesLineItems [Line Items]
Guarantees	843	838
Property And Equipment [Member] | Labor [Member]
ProvisionForContingenciesLineItems [Line Items]
Guarantees		3
Property And Equipment [Member] | Civil And Other [Member]
ProvisionForContingenciesLineItems [Line Items]
Guarantees	11	12
Letter Of Guarantee [Member]
ProvisionForContingenciesLineItems [Line Items]
Guarantees	10,170	9,656
Letter Of Guarantee [Member] | Tax [Member]
ProvisionForContingenciesLineItems [Line Items]
Guarantees	9,162	9,033
Letter Of Guarantee [Member] | Labor [Member]
ProvisionForContingenciesLineItems [Line Items]
Guarantees	539	190
Letter Of Guarantee [Member] | Civil And Other [Member]
ProvisionForContingenciesLineItems [Line Items]
Guarantees	R$ 469	R$ 433